Other Current Financial Assets (Details) - Schedule of other current financial assets - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other current financial assets [Abstract]
Due to Telesat Corporation (Note 35)	$ 3,649
Security deposits	861	448
Other current financial assets	$ 4,510	$ 448